Ballast Small/Mid Cap ETF
Schedule of Investments
December 31, 2021 - (Unaudited)
COMMON STOCKS — 95.78% Shares Fair Value
Communications — 4.30%
Criteo S.A. - ADR
(a)
27,006 $ 1,049,723
IAC/InterActiveCorp.
(a)
3,076 402,064
TripAdvisor, Inc.
(a)
21,908 597,212
2,048,999
Consumer Discretionary — 12.82%
America's Car-Mart, Inc.
(a)
11,599 1,187,738
Cracker Barrel Old Country Store, Inc. 3,292 423,483
Foot Locker, Inc. 22,363 975,698
Hanesbrands, Inc. 62,784 1,049,748
PulteGroup, Inc. 17,332 990,697
Wayside Technology Group, Inc. 42,120 1,476,727
6,104,091
Consumer Staples — 0.97%
J&J Snack Foods Corp. 2,922 461,559
Energy — 6.69%
CNX Resources Corp.
(a)
37,040 509,300
Green Plains, Inc.
(a)
31,356 1,089,934
Solaris Oilfield Infrastructure, Inc., Class A 118,932 779,005
Texas Pacific Land Corp. 648 809,268
3,187,507
Financials — 15.68%
Capital Bancorp, Inc. 50,769 1,330,148
CIT Group, Inc. 20,280 1,041,175
Essent Group Ltd. 10,222 465,408
Everest Re Group Ltd. 3,063 839,017
Federal Agricultural Mortgage Corp., Class C 9,256 1,147,096
First Financial Bancorp 36,140 881,093
International General Insurance Holdings Ltd. 102,312 828,727
MGIC Investment Corp. 64,659 932,383
7,465,047
Health Care — 2.39%
iRadimed Corp.
(a)
24,680 1,140,463
Industrials — 20.41%
AZZ, Inc. 22,446 1,241,040
Eagle Bulk Shipping, Inc. 23,551 1,071,571
Eastern Co. (The) 36,101 908,301
frontdoor , Inc.
(a)
13,992 512,807
GrafTech International Ltd. 106,850 1,264,035
GXO Logistics, Inc.
(a)
6,852 622,367
IES Holdings, Inc.
(a)
17,861 904,481
Landstar System, Inc. 5,945 1,064,274
Lennox International, Inc. 2,600 843,336
LiqTech International, Inc.
(a)
123,672 707,404
XPO Logistics, Inc.
(a)
7,462 577,783
9,717,399

Ballast Small/Mid Cap ETF
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 95.78% - continued Shares Fair Value
Materials — 10.30%
Eagle Materials, Inc. 7,270 $ 1,210,164
Huntsman Corp. 32,780 1,143,366
Northern Technologies International Corp. 85,654 1,310,506
UFP Technologies, Inc.
(a)
17,706 1,244,024
4,908,060
Real Estate — 7.93%
EPR Properties 17,702 840,668
Lamar Advertising Co., Class A 9,360 1,135,368
PotlatchDeltic Corp. 12,120 729,866
STAG Industrial, Inc. 22,348 1,071,810
3,777,712
Technology — 12.29%
Amdocs Ltd. 11,828 885,208
AstroNova , Inc.
(a)
63,447 856,535
Avid Technology, Inc.
(a)
12,900 420,153
F5, Inc.
(a)
4,368 1,068,893
Lumentum Holdings, Inc.
(a)
12,740 1,347,509
ON Semiconductor Corp.
(a)
330 22,414
Teradata Corp.
(a)
29,561 1,255,455
5,856,167
Utilities — 2.00%
NRG Energy, Inc. 22,160 954,653
Total Common Stocks (Cost $43,893,045) 45,621,657
Total Investments — 95.78% (Cost $43,893,045) 45,621,657
Other Assets in Excess of Liabilities — 4.22% 2,011,105
NET ASSETS — 100.00% $ 47,632,762
(a) Non-income producing security.
ADR - American Depositary Receipt.